UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21549
                                                     -----------------

                          ENERGY INCOME AND GROWTH FUND
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
            -------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                            --------------

                      Date of fiscal year end: NOVEMBER 30
                                               ----------------

                   Date of reporting period: NOVEMBER 30, 2005
                                             --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                         ENERGY INCOME AND GROWTH FUND
                                  ANNUAL REPORT
                      FOR THE YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                  ANNUAL REPORT
                                NOVEMBER 30, 2005

Shareholder Letter ........................................................    1
Portfolio Commentary ......................................................    2
Portfolio of Investments ..................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statements of Changes in Net Assets .......................................    8
Statement of Cash Flows ...................................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   11
Report of Independent Registered Public Accounting Firm ...................   17
Additional Information ....................................................   18
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Submission of Matters to a Vote of Shareholders
     By-Law Amendment
Trustees and Officers .....................................................   20

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and/or Fiduciary Asset Management, LLC and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Energy Income and Growth Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and/or Fiduciary Asset Management, LLC and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Energy Income and Growth Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by James J. Cunnane, Jr., the senior portfolio manager of the Fund's sub-advisor, Fiduciary Asset Management, LLC, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, First Trust Advisors L.P. personnel and Mr. Cunnane are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                       ENERGY INCOME AND GROWTH FUND (FEN)
                                  ANNUAL REPORT
                                NOVEMBER 30, 2005

Dear Shareholders:

We are pleased to present you with this annual report for your Fund, the Energy Income and Growth Fund (NYSE: FEN), for the fiscal year ended November 30, 2005. The Fund invests in Master Limited Partnerships ("MLPs") and related public entities in the energy sector and seeks to provide a high level of after-tax total return with an emphasis on current distributions. The Fund's market value total return was 0.3% and the net asset value ("NAV") total return was 12.0% for the fiscal year. This compares to an 8.4% total return for the S&P 500 Index and 2.5% for the Citigroup U.S. Broad Investment Grade Bond Index (USBIG) over the same 12-month period ended November 30, 2005. As there are no public MLP indices to compare against the Fund's performance, these broad-based indexes have been provided for comparison purposes.

First Trust Advisors L.P. ("First Trust" or the "Advisor") serves as the Fund's Advisor and currently manages or supervises approximately $21 billion in assets. Fiduciary Asset Management, LLC ("FAMCO") serves as the Fund's Sub-Advisor and manages a wide range of institutional equity, covered call and fixed-income products, including a pioneering role in the management of MLP assets. FAMCO currently has approximately $17 billion in client assets under management.

I encourage you to read the portfolio commentary found on the following pages. It includes a review of the Fund's performance and the manager's outlook for the markets. We thank you for your confidence in First Trust and FAMCO and we will work diligently to keep earning it.

Sincerely,


/S/ JAMES A. BOWEN
James A. Bowen
President of the Energy Income and Growth Fund
January 6, 2006

JAMES J. CUNNANE, JR., CFA
MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
MEMBER OF STRATEGY COMMITTEE AND INVESTMENT COMMITTEE

[PHOTO OMITTED]

Mr. Cunnane joined Fiduciary Asset Management in 1996 after having garnered significant equity research experience as a research analyst with A.G. Edwards. Mr. Cunnane has managed institutional and private client equity portfolios and has an industry leading role as portfolio manager of the Master Limited Partnership (MLP) assets of Fiduciary Asset Management, LLC ("FAMCO"). He is a senior member of the equity portfolio management team and performs equity securities research. Mr. Cunnane also worked as an analyst for Maguire Investment Advisors, where he gained extensive experience in the development of master limited partnership and small- and mid-cap stock portfolios. He graduated from the St. Louis Priory and holds a B.S. in finance from Indiana University. Mr. Cunnane is a Chartered Financial Analyst (CFA) and serves on the investment committee of the Archdiocese of St. Louis.

FIDUCIARY ASSET MANAGEMENT, LLC

Fiduciary Asset Management, LLC was founded in 1994 as an employee-owned investment management firm. The investment manager is a federally-registered investment advisor which manages a broad range of equity and fixed income strategies, including both traditional and hedged strategies, for institutional and private wealth clients. Prior to 1994, the investment manager was the internal asset management group for a large corporate pension plan for nearly 21 years. It continues to act as such plan's chief investment officer. The investment manager currently supervises and manages approximately $17 billion in client assets.

--------------------------------------------------------------------------------
               A COMMENTARY ON THE ENERGY INCOME AND GROWTH FUND
--------------------------------------------------------------------------------

Fundamentally, master limited partnerships ("MLPs") had a very sound year of growth in 2005. The asset class continued to deliver higher-than-anticipated distributions in 2005 and we expect that organic growth projects and acquisitions within the space will be a consistent driver of distribution increases in 2006.

From a market price perspective, 2005 was not as favorable. After powerful performance in the first three quarters of the year, price levels declined in the fourth quarter for both the MLP asset class and the Fund. In our opinion, the sell-off was due primarily to changing supply and demand characteristics. Over the last few years - particularly in 2004 and in early 2005 - there was a lot of new demand for MLP investments, generated by new MLP-oriented funds and other new institutional-type investors. Shares generally rose in that environment. In the fall, we witnessed a tremendous amount of new supply in the form of MLP initial public offerings and also in terms of secondary offerings of existing MLPs. Unfortunately, the number of new investment dollars does not appear to have kept pace with the high level of new supply. This saturation created a downdraft in performance, which was reflected in the MLP asset class.

In our opinion, MLPs still offer the best combination of current income and growth available in the marketplace. We believe their current yields, combined with their long-term growth potential, outshines other types of growth and income investments, such as fixed income, utilities and real estate investment trusts.

We think the MLP market is poised for better performance in the coming year as distribution increases continue at a reasonable pace and supply and demand imbalances correct. The current backdrop of generally rising equity prices, stable longer duration interest rates, and higher energy commodity prices is a good combination for MLPs. Of course, declining equity markets, rising interest rates and/or significant changes in energy commodity prices could hamper MLP performance in 2006.

Our portfolio is built on basic fundamental factors - those partnerships that we believe offer the best combination of growth, dividend yield and risk characteristics. While we are pleased with the current portfolio holdings, we continue to monitor the MLP market for better opportunities and we have continued to take advantage of select private placement opportunities for the Fund. We are also pursuing smaller, higher-growth MLP structures that we believe have a lower hurdle to growth than many of the larger MLPs.

As superior opportunities present themselves, we may look to sell another security to fund a new purchase. Before making a sell decision, we consider the fundamentals of the sell candidate(s) to identify which issues might be over or undervalued relative to other portfolio holdings. We do this through a proprietary quantitative modeling system. Tax considerations also play a very important role in all sell decisions given the Fund's investment objective of providing a favorable after-tax distribution.

A majority of the Fund's MLP assets remain in common units, with a smaller interest in subordinated units and restricted units of MLPs acquired in private placements and one privately-held entity we believe owns MLP-qualified assets. For a closed-end fund, it is our opinion that access to private or direct placements can be advantageous. MLPs use private placements of restricted units to raise capital to fund acquisitions or other growth initiatives. Unregistered units, or restricted units, typically convert to common units and become fully-tradable. The Fund may benefit if it purchases the units at a discount to the then-current price of the MLP's common units. One of the

--------------------------------------------------------------------------------
        A COMMENTARY ON THE ENERGY INCOME AND GROWTH FUND - (CONTINUED)
--------------------------------------------------------------------------------

primary risks of owning unregistered units is that they are restricted from trading for a period of time. For a closed-end fund such as this, that risk is acceptable, as there is generally no need to trade the units to fund redemptions as might be the case in an open-end fund. There is also the risk that restricted units will lose value relative to their purchase price, but that is a risk common to most investments.

Total return on a NAV basis was 12.0% for the year ended November 30, 2005, with market value total return of 0.3% for the same period. This compares to an 8.4% total return for the S&P 500 Index and 2.5% for the USBIG Index over the same period. Performance of the portfolio on a sector basis was in line with our initial expectations, with mid-stream and coal energy MLPs providing the best areas for investment and propane MLPs the worst. We remain overweighted in mid-stream and coal MLPs and underweighted in propane MLPs.

At the entity-specific level, the Fund benefited from its investment in several MLPs which are expected to grow at higher-than-average rates. Inergy Holdings, L.P. and Enterprise GP Holdings, L.P. were two standouts. Slower growth, higher-yield MLPs generally underperformed in 2005. Our holdings of fundamentally-sound MLPs such as Enbridge Energy Partners, L.P. and Northern Border Partners, L.P. hampered performance.

FEN utilizes leverage as part of its investment strategy. The purpose of leverage is to fund the purchase of additional securities that provide increased income and potentially greater appreciation potential to shareholders than could be achieved from an unleveraged portfolio. The Fund's leverage hovered around 20% of total assets during fiscal year 2005. Rising short-term interest rates increased the Fund's cost of leverage in fiscal year 2005. While our cost of leverage increased, the use of leverage was additive to the portfolio's value. We will continue to employ a leveraged strategy as long as we believe that it benefits shareholders. We did purchase an interest rate cap in 2005, effectively purchasing insurance against a large rise in short-term interest rates. We are continually evaluating the use of interest rate caps and swaps to protect against unfavorable interest rate environments.

The composition of the Fund's portfolio as of November 30, 2005, is summarized in the chart below.

                              PORTFOLIO COMPONENTS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Oil & Gas Storage & Transportation      76.5%
Oil & Gas Refining & Marketing           5.5%
Coal & Consumable Fuels                 13.3%
Integrated Oil & Gas                     4.7%

* Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

                                                                      MARKET
   SHARES                                                             VALUE
-----------                                                        ------------

MASTER LIMITED PARTNERSHIPS - 133.0%
            OIL, GAS & CONSUMABLE FUELS - 133.0%
    278,290 Alliance Resource Partners, L.P ...................    $ 11,075,942
    131,300 Atlas Pipeline Partners, L.P ......................       5,454,202
     45,600 Boardwalk Pipeline Partners, L.P. * ...............         841,320
    357,143 Clearwater Natural Resources, L.P. + ..............       7,142,860
     40,000 Copano Energy, LLC ................................       1,499,600
    253,201 Copano Energy, LLC + ..............................       9,365,591
    317,272 Crosstex Energy, L.P ..............................      10,723,794
     16,892 Enbridge Energy Partners, L.P .....................         777,032
    567,370 Energy Transfer Partners, L.P .....................      19,160,085
    176,425 Enterprise GP Holdings, L.P .......................       6,086,662
    459,998 Enterprise Product Partners, L.P ..................      11,513,750
     23,396 Global Partners, L.P. * ...........................         458,328
     73,100 Hiland Partners, L.P ..............................       2,900,608
    250,000 Holly Energy Partners, L.P ........................       9,670,000
    148,000 Inergy Holdings, L.P ..............................       5,283,600
    385,275 Inergy, L.P .......................................       9,728,194
    140,771 Kinder Morgan Energy Partners, L.P ................       7,016,027
    113,930 Magellan Midstream Partners, L.P ..................       3,662,849
    347,826 Magellan Midstream Partners, L.P.+ ................      10,981,319
    230,178 MarkWest Energy Partners, L.P .....................      10,836,780
     25,477 Martin Midstream Partners, L.P ....................         814,958
    128,169 Natural Resource Partners, L.P ....................       7,381,253
      7,154 Northern Border Partners, L.P .....................         305,404
     81,300 Pacific Energy Partners, L.P. + ...................       2,258,481
    203,843 Pacific Energy Partners, L.P ......................       6,048,022
    344,956 Plains All American Pipeline, L.P .................      13,701,652
     21,500 Suburban Propane Partners, L.P. ...................         551,475
     14,000 Teekay LNG Partners, L.P ..........................         392,420
     70,000 U.S. Shipping Partners, L.P .......................       1,590,400
    205,291 Valero, L.P .......................................      10,777,778
    153,600 Williams Partners, L.P ............................       5,171,712
                                                                   ------------
                                                                    193,172,098
                                                                   ------------

            TOTAL MASTER LIMITED PARTNERSHIPS .................     193,172,098
            (Cost $147,538,223)                                    ------------

RIGHTS - 0.0%

            OIL, GAS & CONSUMABLE FUELS - 0.0%
         17 Clearwater Natural Resources, L.P. - Rights +* ....               0
                                                                   ------------

            TOTAL RIGHTS ......................................               0
            (Cost $0)                                              ------------


Page 4                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005

                                                                      MARKET
                                                                      VALUE
                                                                   ------------

            TOTAL INVESTMENTS - 133.0% ........................    $193,172,098
            (Cost  $147,538,223)**

            NET OTHER ASSETS & LIABILITIES - (9.6)% ...........     (13,942,571)
                                                                   ------------
            ENERGY NOTES PAYABLE - (23.4)% ....................     (34,000,000)
                                                                   ------------
            NET ASSETS - 100.0% ...............................    $145,229,527
                                                                   ============

================================================================================
      *     As of November 30, 2005, this security has not paid a distribution to the Fund.
      **    Aggregate cost for federal income tax purposes is $144,286,270.
      +     Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Before they are registered, these securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. Market value is determined in accordance with procedures adopted by the Board of Trustees (See Note 2D).


                       See Notes to Financial Statements.                 Page 5

ENERGY INCOME AND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005

ASSETS:
Investments, at value
  (Cost $147,538,223) ...................................................................     $ 193,172,098
Cash ....................................................................................         2,981,413
Interest rate cap (cost $488,392) .......................................................           597,662
Prepaid expenses ........................................................................           482,398
Receivables:
    Investment securities sold ..........................................................           174,367
    Interest ............................................................................             5,015
                                                                                              -------------
    Total Assets ........................................................................       197,412,953
                                                                                              -------------
LIABILITIES:
Energy notes payable ....................................................................        34,000,000
Deferred income tax liability ...........................................................        17,239,691
Payables:
    Income taxes ........................................................................           532,854
    Audit and legal fees ................................................................           140,549
    Investment advisory fees ............................................................           112,210
    Interest on energy notes ............................................................           100,351
    Printing fees .......................................................................            27,607
    Administrative fees .................................................................            14,961
Accrued expenses ........................................................................            15,203
                                                                                              -------------
    Total Liabilities ...................................................................        52,183,426
                                                                                              -------------
NET ASSETS ..............................................................................     $ 145,229,527
                                                                                              =============
NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold, net of income taxes ..................     $  (2,632,588)
Net unrealized appreciation of investments and interest rate cap, net of income taxes ...        29,873,731
Par value ...............................................................................            64,470
Paid-in capital .........................................................................       117,923,914
                                                                                              -------------
    Total Net Assets ....................................................................     $ 145,229,527
                                                                                              =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ....................     $       22.53
                                                                                              =============
Number of Common Shares outstanding .....................................................         6,446,995
                                                                                              =============


Page 6                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2005

INVESTMENT INCOME:
Interest .............................................................................................   $     60,181
                                                                                                         ------------
    Total investment income ..........................................................................         60,181
                                                                                                         ------------
EXPENSES:
Investment advisory fees .............................................................................      1,805,061
Interest expense .....................................................................................      1,118,728
Audit and legal fees .................................................................................        365,820
Administration fees ..................................................................................        180,504
Trustees' fees and expenses ..........................................................................         59,766
Printing fees ........................................................................................         47,046
Custodian fees .......................................................................................         17,428
Other ................................................................................................        282,345
                                                                                                         ------------
    Total expenses ...................................................................................      3,876,698
    Fees waived by the investment advisor ............................................................       (451,281)
                                                                                                         ------------
Net expenses .........................................................................................      3,425,417
                                                                                                         ------------
NET INVESTMENT LOSS BEFORE TAXES: ....................................................................     (3,365,236)
   Current federal income tax benefit .............................................        3,145,420
   Current income tax expense - other .............................................          (44,743)
   Deferred federal income tax expense ............................................       (1,913,878)
   Deferred income tax expense - other ............................................          (28,486)
                                                                                          ----------
   Total income tax benefit ..........................................................................      1,158,313
                                                                                                         ------------
Net investment loss ..................................................................................     (2,206,923)
                                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
AND INTEREST RATE CAP TRANSACTION:
Net realized gain/(loss) on:
   Securities transactions ...........................................................................      8,907,484
   Written option transactions .......................................................................       (186,522)
                                                                                                         ------------
Net realized gain on investments during the period before taxes ......................................      8,720,962
                                                                                                         ------------
   Current federal income tax expense .............................................       (3,621,140)
   Deferred federal income tax benefit ............................................          567,034
   Deferred income tax benefit - other ............................................            5,053
                                                                                          ----------
   Total income tax expense ..........................................................................     (3,049,053)
                                                                                                         ------------
Net realized gain on investments during the period ...................................................      5,671,909

Net increase from payment by the investment advisor and sub-advisor before taxes* ....................         35,403
   Current federal income tax expense ................................................................        (12,391)
                                                                                                         ------------
Net increase from payment by the investment advisor and sub-advisor* .................................         23,012

Net change in unrealized appreciation/(depreciation) of:
   Investments .......................................................................................     19,285,879
   Written option transactions .......................................................................        183,243
   Interest rate cap transaction .....................................................................        109,270
                                                                                                         ------------
Net change in unrealized appreciation/(depreciation) of investments and interest rate
  cap transaction during the period before tax: ......................................................     19,578,392
   Deferred federal income tax expense ............................................       (6,831,133)
   Deferred income tax expense - other ............................................          (60,869)
                                                                                          ----------
   Total income tax expense ..........................................................................     (6,892,002)
                                                                                                         ------------
Net change in unrealized appreciation/(depreciation) of investments and interest rate
   cap transaction during the period .................................................................     12,686,390
                                                                                                         ------------
Net realized and unrealized gains on investments and interest rate cap transaction ...................     18,381,311
                                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................     16,174,388
                                                                                                         ============

-----------------------------------------------------
*     See Note 3 in Notes to Financial Statements.


                       See Notes to Financial Statements.                 Page 7

ENERGY INCOME AND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           YEAR               PERIOD
                                                                          ENDED                ENDED
                                                                        11/30/2005          11/30/2004*
                                                                      -------------        -------------
OPERATIONS:
Net investment loss ...........................................       $  (2,206,923)       $    (824,050)
Net realized gain on investments during the period ............           5,671,909              316,965
Net change in unrealized appreciation/(depreciation) of
investments and interest rate cap transaction during
  the period ..................................................          12,686,390           17,187,341
Net increase from payment by the investment advisor and
  sub-advisor** ...............................................              23,012               --
                                                                      -------------        -------------
Net increase in net assets resulting from operations ..........          16,174,388           16,680,256

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain on investments ..............................          (5,613,501)              --
Return of capital .............................................          (2,915,894)          (2,081,702)
                                                                      -------------        -------------
Total distributions to shareholders ...........................          (8,529,395)          (2,081,702)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 6,405,236 Common Shares .............              --              122,083,798
Proceeds from 26,352 and 15,407 Common Shares reinvested,
  respectively ................................................             591,262              310,920
                                                                      -------------        -------------
Total capital transactions ....................................             591,262          122,394,718
                                                                      -------------        -------------
Net increase in net assets ....................................           8,236,255          136,993,272

NET ASSETS:
Beginning of period ...........................................         136,993,272               --
                                                                      -------------        -------------
End of period .................................................       $ 145,229,527        $ 136,993,272
                                                                      =============        =============
Accumulated net investment loss at end of period ..............       $      --            $    (507,085)
                                                                      =============        =============

-----------------------------------------------------
*     The Fund commenced operations on June 17, 2004.
**    See Note 3 in Notes to Financial Statements.


Page 8                 See Notes to Financial Statements.

ENERGY INCOME AND GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED NOVEMBER 30, 2005

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations, after income tax expense ...     $ 16,174,388
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Changes in assets and liabilities:
     Increase in investments, at value* ..........................................      (19,014,095)
     Increase in interest rate cap** .............................................         (597,662)
     Increase in interest receivable .............................................           (3,414)
     Decrease in dividends receivable ............................................           44,555
     Increase in prepaid expenses ................................................         (482,398)
     Decrease in receivable for investment securities sold .......................          731,845
     Decrease in options written, at value*** ....................................         (397,435)
     Decrease in payable for investment securities purchased .....................       (2,048,358)
     Increase in interest expense payable ........................................           25,332
     Increase in investment advisory fees payable ................................           11,145
     Increase in audit and legal fees payable ....................................           77,195
     Increase in printing fees payable ...........................................            1,486
     Increase in administrative fees payable .....................................            1,486
     Increase in custodian fees payable ..........................................           (4,323)
     Decrease in accrued expenses ................................................            1,599
     Increase in income tax liability ............................................        8,795,133
                                                                                       ------------
CASH PROVIDED BY OPERATING ACTIVITIES ............................................                       $ 3,316,479

CASH FLOWS FROM FINANCING ACTIVITIES
   Distributions paid (net of proceeds from 26,352 shares reinvested) ............       (7,938,133)
   Repayment of loan outstanding .................................................      (30,000,000)
   Issuance of Energy Notes ......................................................       34,000,000
                                                                                       ------------
CASH USED BY FINANCING ACTIVITIES ................................................                        (3,938,133)
                                                                                                         -----------
Decrease in cash .................................................................                          (621,654)
Cash at beginning of year ........................................................                         3,603,067
                                                                                                         -----------
Cash at end of year ..............................................................                       $ 2,981,413
                                                                                                         ===========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest ...........................................                       $ 1,093,396

-----------------------------------------------------
* Includes net change in unrealized appreciation on investments of $19,285,879.
** Includes net change in unrealized appreciation on interest rate cap transaction of $109,270.
*** Includes net change in unrealized appreciation on written option transactions of $183,243.


                       See Notes to Financial Statements.                 Page 9

ENERGY INCOME AND GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                               YEAR              PERIOD
                                                                                              ENDED               ENDED
                                                                                           11/30/2005          11/30/2004*
                                                                                           ----------          -----------
Net asset value, beginning of period ................................................       $  21.34            $  19.10
                                                                                            --------            --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .................................................................          (0.34)              (0.13)
Net realized and unrealized gain on investments and interest rate cap transaction ...           2.86                2.74
                                                                                            --------            --------
Total from investment operations after income tax expense ...........................           2.52                2.61
                                                                                            --------            --------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net realized gain on investments ....................................................          (0.88)                 --
Return of capital ...................................................................          (0.45)              (0.33)
                                                                                            --------            --------
Total from distributions ............................................................          (1.33)              (0.33)
                                                                                            --------            --------
Common Shares offering costs charged to paid-in capital .............................             --               (0.04)
                                                                                            --------            --------
Net asset value, end of period ......................................................       $  22.53            $  21.34
                                                                                            ========            ========
Market value, end of period .........................................................       $  20.92            $  22.12
                                                                                            ========            ========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ..........................................          11.96%(f)           13.53%
                                                                                            ========            ========
TOTAL RETURN BASED ON MARKET VALUE (B)+ .............................................           0.29%              12.38%
                                                                                            ========            ========
Net assets, end of period (in 000's) ................................................       $145,230            $136,993

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
 Net expense ratio excluding interest expense .......................................           1.57%               1.36%**
 Total expense ratio ................................................................           2.64%               2.20%**
 Net expense ratio ..................................................................           2.33%               1.91%**
 Net expense ratio including tax expenses (g) .......................................           8.31%              18.09%**

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
 Net investment loss ratio before tax expenses ......................................          (2.29)%             (1.49)%**
 Net investment loss ratio including tax expenses (g) ...............................          (8.27)%            (17.67)%**

 Portfolio turnover rate ............................................................          38.18%              34.86%

DEBT:
Total Energy Notes outstanding ($25,000 per note) ...................................          1,360                 N/A
Principal amount and market value per Energy Note (d) ...............................       $ 25,074                 N/A
Asset coverage per Energy Note (e) ..................................................       $131,786                 N/A
Total loan outstanding (in 000's) ...................................................            N/A            $ 30,000
Asset coverage per $1,000 senior indebtedness (c) ...................................            N/A            $  5,566

-----------------------------------------------------
*     The Fund commenced operations on June 17, 2004.
**    Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including loan outstanding) from the Fund's total assets and dividing this by the amount of senior indebtedness.
(d)   Includes accumulated and unpaid interest.
(e) Calculated by subtracting the Fund's total liabilities (not including the Energy Notes) from the Fund's total assets and dividing this by the number of Energy Notes outstanding.
(f) In 2005, the Fund received reimbursements from the investment advisor and sub-advisor. This reimbursement had no effect on the Fund's total return for Common Shares.
(g) Includes tax expense associated with each component of the Statement of Operations.
+     Total return is not annualized for periods less than one year.


Page 10                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                               NOVEMBER 30, 2005

                               1. FUND DESCRIPTION

Energy Income and Growth Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FEN on the American Stock Exchange.

The Fund's investment objective is to seek a high level of after-tax total return with an emphasis on current distributions paid to shareholders. The Fund seeks to provide its shareholders with an efficient vehicle to invest in a portfolio of cash-generating securities of energy companies. The Fund will focus on investing in publicly-traded master limited partnerships ("MLPs") and related public entities in the energy sector, which Fiduciary Asset Management, LLC (the "Sub-Advisor") believes offer opportunities for income and growth. Due to the tax treatment of cash distributions made by MLPs to their investors, a portion of the distributions received may be tax deferred, thereby maximizing cash available for distribution by the Fund to its shareholders. There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund will determine the net asset value of its Common Shares as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, no less frequently than weekly on Friday of each week. Net asset value is computed by dividing the value of all assets of the Fund (including option premiums, accrued interest and dividends), less all Fund liabilities (including accrued expenses, dividends payable, current and deferred income taxes, any borrowings of the Fund and the market value of written call options) by the total number of shares outstanding. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the net asset value of the Fund would likely fluctuate.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Short-term investments that mature in less than 60 days are valued at amortized cost.

Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded.

B. OPTION CONTRACTS:

The Fund may enter into various hedging and strategic transactions to seek to reduce interest rate risks arising from any use of financial leverage by the Fund, to facilitate portfolio management and mitigate risks.

Call options are contracts representing the right to purchase a common stock at a specified price (the "strike price") through a specified future date (the "expiration date"). The price of the option is determined from trading activity in the broad options market, and generally reflects the relationship between the current market price for the underlying common stock and the strike price, as well as the time remaining until the expiration date. The Fund will write call options only if they are "covered." In the case of a call option on a common stock or other security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Advisor in such amount are segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                               NOVEMBER 30, 2005

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid at the time the option expires. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized and recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital from the MLP to the extent of the cost basis of such MLP investments. Cumulative distributions received in excess of the Fund's cost basis in a MLP generally are recorded as dividend income.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets, the average daily gross asset value of the Fund minus accrued liabilities (excluding the principal of any borrowings), in restricted securities. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. The Fund currently holds the restricted securities shown in the following table consisting of limited partnership units of Clearwater Natural Resources, L.P. ("Clearwater"), limited liability company units of Copano Energy, LLC ("Copano"), and limited partnership units of Pacific Energy Partners, L.P. ("Pacific"), which were purchased in private placement transactions. Restricted securities are valued at fair value in accordance with procedures adopted by the Fund's Board of Trustees.

                                                                      CARRYING
                                                       CARRYING         COST          VALUE PER
                                                      VALUE PER       PER SHARE         SHARE
                                                        SHARE      AT ACQUISITION   AT ACQUISITION       11/30/05
                       ACQUISITION                    11/30/05          DATE             DATE             VALUE           % OF
SECURITY                  DATE           SHARES     (RESTRICTED)    (RESTRICTED)    (UNRESTRICTED)     (RESTRICTED)    NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Clearwater
Natural
Resources, L.P.          8/01/05         357,143       $ 20.00         $ 20.00             N/A         $ 7,142,860        4.92%
Copano Energy,
LLC                      8/01/05         253,201         36.99           28.21         $ 40.50*          9,365,591        6.45
Pacific Energy
Partners, L.P.           9/30/05          81,300         27.78           30.75           65.31**         2,258,481        1.56
Magellan Midstream
Partners, L.P.           4/13/05         347,826         31.57           28.75           30.92          10,981,319        7.56
                                       ---------                                                       -----------       -----
                                       1,039,470                                                       $29,748,251       20.49%
                                       =========                                                       ===========       =====

* This is the carrying value of unrestricted shares of Copano at 8/01/05, which is the date of purchase and date an enforceable right to acquire the restricted Copano securities was obtained by the Fund.

** This is the carrying value of unrestricted shares of Pacific at 9/30/05, which is the date of purchase and date an enforceable right to acquire the restricted Pacific securities was obtained by the Fund.

E. DISTRIBUTIONS TO SHAREHOLDERS:

The Fund intends to make quarterly distributions to Common Shareholders. The Fund's distributions generally will consist of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks, interest from debt instruments and income from other investments held by the Fund less operating expenses, including taxes. Distributions made from current and accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                               NOVEMBER 30, 2005

Distributions that are in an amount greater than the Fund's current and accumulated earnings and profits will represent a tax-deferred return of capital to the extent of a shareholder's basis in its Common Shares, and such distributions would correspondingly reduce the amount of realized loss upon the sale of the Common Shares. A reduction in the shareholder's basis would increase the realized gain or reduce the amount of realized loss upon the sale of the Common Shares. Additionally, distributions not paid from current and accumulated earnings and profits that exceed a shareholder's tax basis in its Common Shares will be taxed as a capital gain.

Distributions paid during the year ended November 30, 2005, totaled $8,529,395; of those distributions, $5,613,501 have been characterized as net investment income and $2,915,894 have been characterized as return of capital for tax purposes. Distributions will automatically be reinvested in additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder. Permanent differences incurred during the year ended November 30, 2005, resulting from differences in book and tax accounting and have been reclassified at year end to reflect a decrease in accumulated net investment loss by $2,714,008 and a decrease to accumulated net realized gain on investments sold by $2,714,008. Net assets were not affected by this reclassification.

F. INCOME TAXES:

The Fund has elected to be treated as a regular C corporation for U.S. federal income tax purposes and as such will be obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. The Fund's tax expense or benefit is included in the Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. The current U.S. federal maximum graduated income tax rate for corporations is 35%. In addition, the United States also imposes a 20% alternative minimum tax on the recalculated alternative minimum taxable income of an entity treated as a corporation. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the United States Internal Revenue Code of 1986, as amended.

The tax deferral benefit the Fund derives from its investment in MLPs results largely because the MLPs are treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. As a limited partner in the MLPs in which it invests, the Fund will be allocated its pro rata share of income, gains, losses, deductions and credits from the MLPs, regardless of whether or not any cash is distributed from the MLPs.

To the extent that the distributions received from the MLPs exceed the net taxable income realized by the Fund from its investment, a tax liability results. This tax liability is a deferred liability to the extent that MLP distributions received have not exceeded the Fund's adjusted tax basis in the respective MLPs. To the extent that distributions from an MLP exceed the Fund's adjusted tax basis, the Fund will recognize a taxable capital gain.

For the year ended November 30, 2005, distributions of $11,036,973 received from MLPs have been classified as return of capital. The cost basis of applicable MLPs has been reduced accordingly.

The Fund's provision for income taxes is calculated in accordance with SFAS No. 109 ACCOUNTING FOR INCOME TAXES and consists of the following:

Current federal income taxes ......................................   $  488,111
Current other taxes ...............................................       44,743
Deferred federal income taxes .....................................    8,177,977
Deferred other income taxes .......................................       84,302
                                                                      ----------
Total income tax expense ..........................................   $8,795,133
                                                                      ==========

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. Components of the Fund's deferred tax assets and liabilities as of November 30, 2005 are as follows:

DEFERRED TAX ASSETS:
State net operating loss ..........................................   $  56,897
State income taxes ................................................      48,627
                                                                      ---------
Total deferred tax assets .........................................     105,524
Less: valuation allowance .........................................     (56,673)
                                                                      ---------
Net deferred tax asset ............................................   $  48,851
                                                                      =========

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                               NOVEMBER 30, 2005

DEFERRED TAX LIABILITIES:
Unrealized gains on investment securities ......................   $ 17,287,771
Other ..........................................................            771
                                                                   ------------
Total deferred tax liabilities .................................   $ 17,288,542
                                                                   ------------
Total net deferred tax liability ...............................   $ 17,239,691
                                                                   ============

Total income taxes differ from the amount computed by applying the federal statutory income tax rate of 35% to net investment income and realized and unrealized gains on investments.

Application of statutory income tax rate .......................   $  8,739,332
State income taxes, net ........................................         19,335
Change in valuation allowance ..................................         36,838
Other ..........................................................           (372)
                                                                   ------------
Total ..........................................................   $  8,795,133
                                                                   ============

G. EXPENSES:

The Fund will pay all expenses directly related to its operations.

H. INTEREST RATE CAP:

The Fund has entered into an interest rate cap transaction with Lehman Brothers Special Financing Inc. for the purpose of limiting the impact that higher short-term interest rates would have on the leverage costs of the Fund. The transaction has a notional amount of $34,000,000, a cap rate of 5.00% per annum and a termination date of May 3, 2010 and is marked to market with the change in value reflected in unrealized appreciation/(depreciation) in the Statement of Operations. The initial cost of the transaction, $552,500, was capitalized and is being amortized to expense on a straight line basis over the term of the transaction.

I. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust Advisors L.P. ("First Trust"), the Fund's investment advisor, has paid all organization expenses. The Fund's estimated share of Common Share offering costs, $256,209, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended November 30, 2004.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets, the average daily gross asset value of the Fund minus accrued liabilities.

During the year, the Fund's investment advisor and sub-advisor reimbursed the Fund for $35,403 in connection with an affiliated transaction.

Fiduciary Asset Management, LLC serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

First Trust has agreed to waive fees and reimburse the Fund for expenses in an amount equal to 0.25% of the average daily Managed Assets of the Fund through June 24, 2006. The Sub-Advisor has agreed to bear a portion of this fee waiver and expense reimbursement obligation by reducing the amount of its full sub-advisory fee by 0.382% of the average daily Managed Assets. Waivers and reimbursements are reported as "fees waived by the investment advisor" on the Statement of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                               NOVEMBER 30, 2005

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended November 30, 2005, were $73,688,256 and $82,867,524, respectively.

As of November 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,152,906 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $267,078.

WRITTEN OPTION ACTIVITY FOR THE FUND WAS AS FOLLOWS:

                                                          NUMBER
                                                            OF
                                                         CONTRACTS     PREMIUMS
                                                         ---------    ---------
WRITTEN OPTIONS
Options outstanding at November 30, 2004 ............      1,139      $ 214,192
Options written .....................................         65         21,969
Options closed ......................................     (1,204)      (236,161)
                                                          ------      ---------
Options outstanding at November 30, 2005 ............       --        $   --
                                                          ======      =========

                                5. COMMON SHARES

As of November 30, 2005, 6,446,995 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                          YEAR ENDED                         PERIOD ENDED
                                                      NOVEMBER 30, 2005                   NOVEMBER 30, 2004
                                               -------------------------------     -------------------------------
                                                   SHARES           AMOUNT             SHARES            AMOUNT
                                               -------------     -------------     -------------     -------------
Proceeds from Common Shares sold .........              --       $        --           6,405,236     $ 122,340,007
Issued as reinvestment of dividends
  under the Dividend Reinvestment Plan ...            26,352           591,262            15,407           310,920
Offering costs of Common Shares ..........              --                --                --            (256,209)
                                               -------------     -------------     -------------     -------------
                                                      26,352     $     591,262         6,420,643     $ 122,394,718
                                               =============     =============     =============     =============

                                 6. ENERGY NOTES

The Fund's Declaration of Trust authorizes the issuance of notes as determined by the Board of Trustees without the approval of Common Shareholders. As of November 30, 2005, the Fund has 1,360 Series A Energy Notes ("Energy Notes") outstanding at a principal value of $25,000 per note. The principal amount of the Energy Notes will be due and payable on March 2, 2045. The Energy Notes offering costs of $158,761 and commissions of $340,000 paid directly to Lehman Brothers were capitalized and are being amortized to expense on a straight line basis over the term of the Energy Notes.

An auction of the Energy Notes is generally held every 28 days. The Energy Notes will pay interest at an annual rate that may vary for each auction rate period. Existing note holders may submit an order to buy, sell or hold such notes on each auction date.

The annual interest rate in effect as of November 30, 2005, was 4.014%. The interest rate, as set by the auction process, is generally expected to vary with short-term interest rates. The high and low annual interest rates during the year ended November 30, 2005, were 4.014% and 2.466%, respectively, and the average interest rate of 3.186%.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                               NOVEMBER 30, 2005

                               7. CREDIT AGREEMENT

The Fund has a credit agreement with the Custodial Trust Company of Bear Stearns, under which the Fund may borrow from the Custodial Trust Company an aggregate amount of up to the lesser of $30,000,000 or the maximum amount the Fund is permitted to borrow under the 1940 Act. For the year ended November 30, 2005, the average amount outstanding was $4,767,123 with a weighted average interest rate of 3.34%. This credit agreement has no maturity date and can be paid or called at any time. As of November 30, 2005, the Fund had no outstanding borrowings under this credit agreement.

                         8. CONCENTRATION OF CREDIT RISK

The Fund intends to invest at least 85% of its Managed Assets in securities issued by energy companies, energy sector MLPs and MLP-related entities. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

                               9. SUBSEQUENT EVENT

On December 20, 2005, the Fund declared a dividend of $0.335 per share to Common Shareholders of record January 17, 2006, payable January 31, 2006.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ENERGY INCOME AND GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Energy Income and Growth Fund (the "Fund"), including the portfolio of investments, as of November 30, 2005, the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period June 17, 2004 (inception) through November 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the Fund's custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2005, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
January 13, 2006

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                         NOVEMBER 30, 2005 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                         NOVEMBER 30, 2005 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 18, 2005. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 6,283,545, the number of votes withheld was 50,441 and the number of abstentions was 100,348. The number of votes cast for Niel B. Nielson was 6,283,886, the number of votes withheld was 50,100 and the number of abstentions was 100,348. The number of votes cast for Richard E. Erickson was 6,286,021, the number of votes withheld was 47,965 and the number of abstentions was 100,348. The number of votes cast for Thomas R. Kadlec was 6,285,494, the number of votes withheld was 48,492 and the number of abstentions was 100,348. The number of votes cast for David M. Oster was 6,285,421, the number of votes withheld was 48,565 and the number of abstentions was 100,348.

                                BY-LAW AMENDMENT

On December 12, 2005, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS - (UNAUDITED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2005

                         BOARD OF TRUSTEES AND OFFICERS

Information pertaining to the Trustees and officers* of the Fund is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF               OTHER
                                                                                                  PORTFOLIOS          TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND         TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX       DIRECTORSHIPS
  POSITION(S) WITH THE FUND       LENGTH OF TIME SERVED           DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee      o   One year term           Physician; President,             24 portfolios             None
D.O.B. 04/51                      o   19 months served        Wheaton Orthopedics;
c/o First Trust Advisors L.P.                                 Co-owner and Co-
1001 Warrenville Road                                         Director, Sports Med
Suite 300                                                     Center for Fitness;
Lisle, IL 60532                                               Limited Partner,
                                                              Gundersen Real Estate
                                                              Partnership

Thomas R. Kadlec, Trustee         o   One year term           Vice President and Chief          24 portfolios             None
D.O.B. 11/57                      o   19 months served        Financial Officer (1990
c/o First Trust Advisors L.P.                                 to present); ADM
1001 Warrenville Road                                         Investor Services, Inc.
Suite 300                                                     (Futures Commission
Lisle, IL 60532                                               Merchant); Registered
                                                              Representative (2000 to
                                                              present), Segerdahl &
                                                              Company, Inc., an
                                                              NASD member (Broker-
                                                              Dealer). President,
                                                              ADM Derivatives, Inc.
                                                              (May 2005 to present)

Niel B. Nielson, Trustee          o   One year term           President, Covenant               24 portfolios       Director of Good
D.O.B. 03/54                      o   19 months served        College (June 2002 to                                 News Publishers-
c/o First Trust Advisors L.P.                                 present); Pastor, College                             Crossway Books;
1001 Warrenville Road                                         Church in Wheaton                                     Covenant
Suite 300                                                     (1997 to June 2002)                                   Transport, Inc.
Lisle, IL 60532

David M. Oster                    o   One year term           Trader (self-employed)            12 portfolios             None
D.O.B. 03/64                      o   19 months served        (1987 to present)
c/o First Trust Advisors L.P.                                 (Options Trading and
1001 Warrenville Road                                         Market Making)
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2005

                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)

                                                                                                  NUMBER OF               OTHER
                                                                                                  PORTFOLIOS          TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND         TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX       DIRECTORSHIPS
  POSITION(S) WITH THE FUND       LENGTH OF TIME SERVED           DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen, Trustee           o  One year Trustee         President, First Trust            24 portfolios             None
President, Chairman of the           term and indefinite      Advisors L.P. and First
Board and CEO                        officer term             Trust Portfolios L.P;
D.O.B. 09/55                      o  19 months served         Chairman of the Board,
1001 Warrenville Road                                         BondWave LLC and
Suite 300                                                     Stonebridge Advisors
Lisle, IL 60532                                               LLC

------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley, Treasurer,       o  Indefinite term          Chief Financial Officer,                N/A                 N/A
Controller, Chief Financial       o  19 months served         Managing Director,
Officer, Chief Accounting                                     First Trust Advisors L.P.
Officer                                                       and First Trust
D.O.B. 11/57                                                  Portfolios L.P.; Chief
1001 Warrenville Road                                         Financial Officer,
Suite 300                                                     BondWave LLC
Lisle, IL 60532                                               and Stonebridge
                                                              Advisors LLC

Susan M. Brix                     o  Indefinite term          Representative, First                   N/A                 N/A
Assistant Vice President          o  19 months served         Trust Portfolios L.P.;
D.O.B. 01/60                                                  Assistant Portfolio
1001 Warrenville Road                                         Manager, First Trust
Suite 300                                                     Advisors L.P.
Lisle, IL 60532

Robert F. Carey                   o  Indefinite term          Senior Vice President,                  N/A                 N/A
Vice President                    o  19 months served         First Trust Advisors L.P.
D.O.B. 07/63                                                  and First Trust
1001 Warrenville Road                                         Portfolios L.P.
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                          ENERGY INCOME AND GROWTH FUND
                                NOVEMBER 30, 2005

                   BOARD OF TRUSTEES AND OFFICERS (CONTINUED)

                                                                                                  NUMBER OF               OTHER
                                                                                                  PORTFOLIOS          TRUSTEESHIPS/
  NAME, D.O.B., ADDRESS AND         TERM OF OFFICE AND          PRINCIPAL OCCUPATION(S)        IN FUND COMPLEX       DIRECTORSHIPS
  POSITION(S) WITH THE FUND       LENGTH OF TIME SERVED           DURING PAST 5 YEARS        OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                            OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
W. Scott Jardine, Secretary       o  Indefinite term          General Counsel,                        N/A                 N/A
and Chief Compliance              o  19 months served         First Trust Advisors L.P.
Officer                                                       and First Trust
D.O.B. 05/60                                                  Portfolios L.P.;
1001 Warrenville Road                                         Secretary, BondWave
Suite 300                                                     LLC and Stonebridge
Lisle, IL 60532                                               Advisors LLC

Kristi A. Maher                   o Indefinite term           Assistant General                       N/A                 N/A
Assistant Secretary               o 18 months served          Counsel, First Trust
D.O.B. 12/66                                                  Advisors L.P. and First
1001 Warrenville Road                                         Trust Portfolios L.P.
Suite 300                                                     (March 2004 to present);
Lisle, IL 60532                                               Associate, Chapman and
                                                              Cutler LLP (1995-2004)

Roger F. Testin                   o Indefinite term           Senior Vice President,                  N/A                 N/A
Vice President                    o 19 months served          First Trust Advisors L.P.
D.O.B. 06/66                                                  and First Trust Portfolios
1001 Warrenville Road                                         L.P. (August 2001 to
Suite 300                                                     present); Analyst, Dolan
Lisle, IL 60532                                               Capital Management
                                                              (1998-2001)

----------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

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ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)AUDIT FEES (REGISTRANT) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal years were $0 from the Registrant's inception on June 24, 2004 through November 30, 2004, and $70,340, from December 1, 2004 through November 30, 2005.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph
(a) of this Item were $0.

                AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0 from the Registrant's inception on June 24, 2004 through November 30, 2004, and $85,450, from December 1, 2004 through November 30, 2005.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's adviser were $0.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 from the Registrant's inception on June 24, 2004 through November 30, 2004, and $2,856.06, from December 1, 2004 through November 30, 2005. These fees were for services related to compliance program evaluation.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $0 from the Registrant's inception on June 24, 2004 through November 30, 2004, and $60,000, from December 1, 2004 through November 30, 2005. These fees were for services related to compliance program evaluation.

         (e)(1)  Disclose  the  audit  committee's   pre-approval  policies  and
procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy adopted December 12, 2005, the Audit Committee (the
"COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                (b) 0%.

                (c) 0%.

                (d) 0%.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant from the inception of the Registrant on June 24, 2004 through November 30, 2004, were $0 for the Registrant and $0 for the Registrant's investment adviser, and from December 1, 2004 through November 30, 2005 were $88,306.06 for the Registrant and $60,000 for the Registrant's investment adviser.

         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated audit committee consisting of all the independent trustees of the registrant. The members of the audit committee are:
Thomas R. Kadlec. Niel B. Nielson, David M. Oster and Richard E. Erickson.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issures as of the close of the reporting period is included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        FIDUCIARY ASSET MANAGEMENT, LLC

                               PROXY VOTING POLICY

         A. STATEMENT OF POLICY

         1. It is the policy of Fiduciary Asset Management, LLC ("FAM") to vote all proxies over which it has voting authority in the best interest of FAM's clients.

         B. Definitions

         2. By "best interest of FAM's clients," FAM means clients' best economic interest over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

         3. By "material conflict of interest," FAM means circumstances when FAM itself knowingly does business with a particular proxy issuer or closely affiliated entity, and may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted.

         C. FAM Invests With Managements That Seek Shareholders' Best Interests

         4. Under its investment philosophy, FAM generally invests client funds in a company only if FAM believes that the company's management seeks to serve shareholders' best interests. Because FAM has confidence in the managements of the companies in which it invests, it believes that management decisions and recommendations on issues such as proxy voting GENERALLY are likely to be in shareholders' best interests.

         5. FAM may periodically reassess its view of company managements. If FAM concludes that a company's management no longer serves shareholders' best interests, FAM generally sells its clients' shares of the company. FAM believes that clients do not usually benefit from holding shares of a poorly managed company or engaging in proxy contests with management. There are times when FAM believes management's position on a particular proxy issue is not in the best interests of our clients but it does not warrant a sale of the client's shares. In these circumstances, FAM will vote contrary to management's recommendations.

         D. FAM's Proxy Voting Procedures

         6. When companies in which FAM has invested client funds issue proxies, FAM routinely votes the proxies as recommended by management, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interest of FAM's clients.

         7. If FAM has decided to sell the shares of a company, whether because of concerns about the company's management or for other reasons, FAM generally abstains from voting proxies issued by the company after FAM has made the decision to sell. FAM generally will not notify clients when this type of routine abstention occurs.

         8. FAM also may abstain from voting proxies in other circumstances. FAM may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of clients, such as when foreign proxy issuers impose unreasonable voting or holding requirements. FAM generally will not notify clients when this type of routine abstention occurs.

         9. The procedures in this policy apply to all proxy voting matters over which FAM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

         E. Alternative Procedures for Potential Material Conflicts of Interest

         10. In certain circumstances, such as when the proponent of a proxy proposal is also a client of FAM, an appearance might arise of a potential conflict between FAM's interests and the interests of affected clients in how the proxies of that issuer are voted.

         11. Because FAM does not exercise discretion in voting proxies, but routinely votes proxies as recommended by management, no potential conflict of interest could actually affect FAM's voting of the proxies.

         12.a. Nevertheless, when FAM itself knowingly does business with a particular proxy issuer and a material conflict of interest between FAM's interests and clients' interests may appear to exist, FAM generally would, to avoid any appearance concerns, follow an alternative procedure rather than vote proxies as recommended by management. Such an alternative procedure generally would involve causing the proxies to be voted in accordance with the recommendations of an independent service provider that FAM may use to assist in voting proxies. FAM generally will not notify clients if it uses this procedure to resolve an apparent material conflict of interest. FAM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

         12.b. In unusual cases, FAM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

              (i) Notifying affected clients of the conflict of interest (if practical), and seeking a waiver of the conflict to permit FAM to vote the proxies under its usual policy;

              (ii) Abstaining from voting the proxies; or

              (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

         FAM generally will notify affected clients if it uses one of these alternative procedures to resolve a material conflict of interest.

         F. Other Exceptions

         13. On an exceptions basis, FAM may for other reasons choose to depart from its usual procedure of routinely voting proxies as recommended by management.

         G. Voting by Client Instead of FAM

         14. A FAM client may vote its own proxies instead of directing FAM to do so. FAM recommends this approach if a client believes that proxies should be voted based on political or social interests.

         15. FAM generally will not accept proxy voting authority from a client (and will encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with FAM's guidelines or with the client's best economic interest in FAM's view.

         16. FAM generally will abstain from voting on (or otherwise participating in) the commencement of legal proceedings such as shareholder class actions or bankruptcy proceedings.

         H. Persons Responsible for Implementing FAM's Policy

         17. FAM's client services staff has primary responsibility for implementing FAM's proxy voting procedures, including ensuring that proxies are timely submitted. FAM also may use a service provider to assist in voting proxies, recordkeeping, and other matters.

         18. FAM's Senior Vice President, Client Relations will routinely confer with FAM's Chief Investment Officer if there is a proxy proposal which would result in a vote against managment.

         I. Recordkeeping

         19. FAM or a service provider maintains, in accordance with Rule 204-2 of the Investment Advisers Act:

              (i) Copies of all proxy voting policies and procedures;

              (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

              (iii) Records of proxy votes cast on behalf of clients;

              (iv) Documents prepared by FAM that are material to a decision on how to vote or memorializing the basis for a decision;

              (v) Written client requests for proxy voting information, and (vi) written responses by FAM to written or oral client requests.

         20. FAM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if FAM relies on the service provider to maintain related records.

         21. FAM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

         22. All proxy related records will be maintained in an easily accessible place for five years (and an appropriate office of FAM or a service provider for the first two years).

         J. Availability of Policy and Proxy Voting Records to Clients

         23. FAM will initially inform clients of this policy and how a client may learn of FAM's voting record for the client's securities through summary disclosure in Part II of FAM's Form ADV. Upon receipt of a client's request for more information, FAM will provide to the client a copy of this proxy voting policy and/or how FAM voted proxies for the client during the period since this policy was adopted.

         Adopted effective August 1, 2003 and as amended October 18, 2005




ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "BENEFICIAL OWNER") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.

         A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ENERGY INCOME AND GROWTH FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller,
                           Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date FEBRUARY 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.